SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES (Details)	Dec. 31, 2024
Building and Building Improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	3 years
Building and Building Improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	47 years
Machinery Equipment and Automobiles [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	2 years
Machinery Equipment and Automobiles [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	15 years
Aircraft [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	2 years
Aircraft [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	8 years
Software [Member]
Property, Plant and Equipment [Line Items]
Property plant and equipment, useful life	5 years	[1]

[1]	Represents software that is non-detachable to the hardware.